Aristotle Core Income Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

CORPORATE BONDS - 41.9%	Par	Value
Communications - 2.1%
AT&T, Inc.
3.50%, 09/15/2053	$4,865,000	$3,534,571
3.85%, 06/01/2060	4,550,000	3,398,610
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50%, 06/01/2041	4,500,000	3,184,670
3.85%, 04/01/2061	7,600,000	4,743,193
Comcast Corp., 5.35%, 05/15/2053	3,000,000	3,105,886
T-Mobile USA, Inc.
3.38%, 04/15/2029	4,600,000	4,279,096
5.20%, 01/15/2033	3,000,000	3,076,752
5.05%, 07/15/2033	7,200,000	7,258,649
Verizon Communications, Inc., 3.40%, 03/22/2041	7,550,000	6,014,283
Warnermedia Holdings, Inc., 5.05%, 03/15/2042	2,500,000	2,205,200
		40,800,910

Consumer Discretionary - 3.0%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028 (a)	9,000,000	8,509,033
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	4,000,000	3,903,630
British Airways 2019-1 Class A Pass Through Trust, Series PTT, 3.35%, 06/15/2029 (a)	1,772,766	1,607,285
Darden Restaurants, Inc., 6.30%, 10/10/2033	5,000,000	5,377,833
Delta Air Lines, Inc. / SkyMiles IP Ltd. (a)
4.50%, 10/20/2025	2,666,903	2,627,421
4.75%, 10/20/2028	2,000,000	1,968,109
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	2,000,000	1,924,744
3.38%, 11/13/2025	4,475,000	4,284,289
4.54%, 08/01/2026	1,725,000	1,671,245
2.70%, 08/10/2026	2,225,000	2,061,760
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (a)	2,000,000	1,822,757
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc (a)
5.00%, 06/01/2029	2,000,000	1,847,532
4.88%, 07/01/2031	2,850,000	2,526,245
Hyundai Capital America, 6.50%, 01/16/2029 (a)	4,500,000	4,754,364
Kohl's Corp., 4.63%, 05/01/2031	3,000,000	2,359,113
Las Vegas Sands Corp., 3.90%, 08/08/2029	1,889,000	1,742,899
Marriott International, Inc./MD, 2.75%, 10/15/2033	5,000,000	4,128,582
Masco Corp., 7.75%, 08/01/2029	2,000,000	2,226,230
Meritage Homes Corp., 3.88%, 04/15/2029 (a)	1,500,000	1,380,000
Tapestry, Inc., 7.85%, 11/27/2033	2,000,000	2,134,526
		58,857,597

Consumer Staples - 2.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/2046	2,050,000	2,011,086
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 01/23/2039	5,000,000	5,276,832
General Mills, Inc., 4.95%, 03/29/2033	3,400,000	3,449,353
J M Smucker Co., 6.20%, 11/15/2033	7,200,000	7,856,792
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034 (a)	3,250,000	3,427,433
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 05/15/2032	3,000,000	2,445,109
5.75%, 04/01/2033	1,000,000	991,837
Keurig Dr Pepper, Inc., 4.50%, 04/15/2052	2,200,000	2,014,736
Kraft Heinz Foods Co., 4.38%, 06/01/2046	6,500,000	5,679,813
Mars, Inc., 4.65%, 04/20/2031 (a)	3,000,000	3,009,509
McCormick & Co., Inc./MD, 4.95%, 04/15/2033	4,450,000	4,469,686
Sysco Corp., 6.00%, 01/17/2034	3,350,000	3,628,437
		44,260,623

Energy - 2.6%
Cheniere Energy Partners LP, 4.50%, 10/01/2029	7,000,000	6,704,263
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/2029 (a)	2,975,000	2,904,046
Enbridge, Inc., 7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083	3,001,000	2,958,545
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	1,650,000	1,572,087
7.38%, 02/01/2031 (a)	4,800,000	5,047,491
5.75%, 02/15/2033	4,800,000	4,955,155
5.00%, 05/15/2044	4,000,000	3,518,077
MPLX LP
4.95%, 03/14/2052	1,750,000	1,559,919
5.65%, 03/01/2053	4,850,000	4,799,366
Petroleos Mexicanos, 6.35%, 02/12/2048	2,100,000	1,335,142
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	1,800,000	1,898,000
Targa Resources Corp., 6.50%, 03/30/2034	6,850,000	7,405,163
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.00%, 01/15/2032	7,250,000	6,628,784
		51,286,038

Financials - 14.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
5.75%, 06/06/2028	2,000,000	2,048,766
3.30%, 01/30/2032	4,100,000	3,569,778
Air Lease Corp.
3.00%, 02/01/2030	6,000,000	5,327,980
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	4,300,000	3,871,272
Allianz SE, 6.35% to 09/06/2033 then 5 yr. CMT Rate + 3.23%, 09/06/2053 (a)	1,800,000	1,870,812
Aon Corp. / Aon Global Holdings PLC, 5.35%, 02/28/2033	3,500,000	3,591,224
Arthur J Gallagher & Co., 6.50%, 02/15/2034	1,500,000	1,641,332
Assured Guaranty US Holdings, Inc., 3.60%, 09/15/2051	2,150,000	1,544,125
Avolon Holdings Funding Ltd., 4.25%, 04/15/2026 (a)	1,350,000	1,304,837
Bank of America Corp.
5.20% to 04/25/2028 then SOFR + 1.63%, 04/25/2029	7,000,000	7,047,789
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032	3,700,000	3,125,581
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	4,700,000	3,725,017
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037	4,000,000	3,514,681
4.38% to 01/27/2027 then 5 yr. CMT Rate + 2.76%, Perpetual	3,000,000	2,681,179
Barclays PLC, 9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	2,000,000	2,082,500
Block, Inc.
2.75%, 06/01/2026	4,000,000	3,774,619
3.50%, 06/01/2031	500,000	444,901
BNP Paribas SA (a)
4.63% to 02/25/2031 then 5 yr. CMT Rate + 3.34%, Perpetual	3,000,000	2,423,931
8.50% to 08/14/2028 then 5 yr. CMT Rate + 4.35%, Perpetual	4,250,000	4,461,327
Broadstone Net Lease LLC, 2.60%, 09/15/2031	2,750,000	2,134,805
Citigroup, Inc.
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032	2,000,000	1,669,403
2.52% to 11/03/2031 then SOFR + 1.18%, 11/03/2032	4,500,000	3,711,669
6.27% to 11/17/2032 then SOFR + 2.34%, 11/17/2033	3,000,000	3,211,448
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034	6,450,000	6,676,791
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual	3,000,000	2,582,209
Fiserv, Inc., 5.60%, 03/02/2033	8,200,000	8,565,720
Global Payments, Inc., 5.30%, 08/15/2029	2,850,000	2,871,159
GLP Capital LP / GLP Financing II, Inc.
3.25%, 01/15/2032	5,200,000	4,395,390
6.75%, 12/01/2033	3,500,000	3,779,598
Goldman Sachs Group, Inc.
7.50% to 02/10/2029 then 5 yr. CMT Rate + 3.16%, Perpetual	2,500,000	2,618,485
4.48% to 08/23/2027 then SOFR + 1.73%, 08/23/2028	7,000,000	6,879,505
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032	7,950,000	6,676,077
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032	8,600,000	7,068,685
Hill City Funding Trust, 4.05%, 08/15/2041 (a)	2,400,000	1,775,172
Host Hotels & Resorts LP
3.50%, 09/15/2030	1,500,000	1,339,401
2.90%, 12/15/2031	5,900,000	4,953,794
HSBC Holdings PLC, 4.70% to 09/09/2031 then 5 yr. CMT Rate + 3.25%, Perpetual	3,150,000	2,573,375
JPMorgan Chase & Co.
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028	7,000,000	7,005,430
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033	9,950,000	8,529,958
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	5,850,000	5,786,069
5.72% to 09/14/2032 then SOFR + 2.58%, 09/14/2033	8,750,000	9,058,540
6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	5,950,000	6,453,181
Liberty Mutual Group, Inc., 4.30%, 02/01/2061 (a)	3,650,000	2,404,947
LSEGA Financing PLC, 3.20%, 04/06/2041 (a)	2,200,000	1,704,135
Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052 (a)	4,700,000	4,867,296
Metropolitan Life Global Funding I, 5.15%, 03/28/2033 (a)	1,900,000	1,934,734
Morgan Stanley
5.12% to 02/01/2028 then SOFR + 1.73%, 02/01/2029	2,000,000	2,010,223
5.16% to 04/20/2028 then SOFR + 1.59%, 04/20/2029	9,700,000	9,761,181
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	4,700,000	3,999,694
6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033	1,000,000	1,078,771
6.63% to 11/01/2033 then SOFR + 2.05%, 11/01/2034	1,300,000	1,440,008
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	9,700,000	7,693,038
Nasdaq, Inc., 5.95%, 08/15/2053	4,150,000	4,465,495
Northwestern Mutual Life Insurance Co., 3.63%, 09/30/2059 (a)	5,000,000	3,714,034
OneMain Finance Corp., 5.38%, 11/15/2029	1,575,000	1,477,127
Penske Truck Leasing Co. Lp / PTL Finance Corp., 6.05%, 08/01/2028 (a)	2,000,000	2,075,011
PNC Financial Services Group, Inc.
6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034	6,500,000	7,218,638
6.25% to 03/15/2030 then H157 Year CMT Rate + 2.81%, Perpetual	4,050,000	3,785,404
Principal Financial Group, Inc., 5.38%, 03/15/2033	3,150,000	3,224,993
Prologis LP, 5.13%, 01/15/2034	4,250,000	4,389,913
Prudential Financial, Inc., 6.75% to 03/01/2033 then 5 yr. CMT Rate + 2.85%, 03/01/2053	2,600,000	2,715,471
Public Storage Operating Co., 5.10%, 08/01/2033	2,950,000	3,056,159
Royal Bank of Canada, 5.20%, 08/01/2028	3,000,000	3,060,232
State Street Corp., 5.16% to 05/18/2033 then SOFR + 1.89%, 05/18/2034	3,650,000	3,678,460
Sun Communities Operating LP, 5.70%, 01/15/2033	5,000,000	5,071,447
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/2047 (a)	3,000,000	2,619,830
Toronto-Dominion Bank, 5.52%, 07/17/2028	7,000,000	7,211,961
US Bancorp, 5.84% to 06/10/2033 then SOFR + 2.26%, 06/12/2034	4,500,000	4,643,856
VICI Properties LP, 4.75%, 02/15/2028	3,000,000	2,938,761
VICI Properties LP / VICI Note Co., Inc. (a)
3.50%, 02/15/2025	2,300,000	2,242,627
3.75%, 02/15/2027	2,250,000	2,125,302
4.63%, 12/01/2029	9,500,000	8,960,966
Wells Fargo & Co.
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034	4,450,000	4,471,925
4.40%, 06/14/2046	3,750,000	3,155,761
		291,564,915

Health Care - 3.4%
Amgen, Inc.
5.25%, 03/02/2030	7,000,000	7,199,233
5.65%, 03/02/2053	2,350,000	2,474,193
Bayer US Finance LLC, 6.50%, 11/21/2033 (a)	1,400,000	1,447,774
Cigna Group, 5.40%, 03/15/2033	7,000,000	7,286,378
Gilead Sciences, Inc., 5.55%, 10/15/2053	3,100,000	3,361,657
HCA, Inc., 5.20%, 06/01/2028	3,000,000	3,032,682
Humana, Inc.
5.95%, 03/15/2034	2,900,000	3,105,184
5.50%, 03/15/2053	3,300,000	3,429,421
IQVIA, Inc., 5.70%, 05/15/2028 (a)	5,600,000	5,710,936
Merck & Co., Inc., 5.15%, 05/17/2063	3,900,000	4,070,974
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	4,000,000	4,010,451
5.34%, 05/19/2063	1,800,000	1,818,770
UnitedHealth Group, Inc.
4.75%, 05/15/2052	3,750,000	3,608,050
5.05%, 04/15/2053	6,000,000	6,066,798
Universal Health Services, Inc.
2.65%, 10/15/2030	4,450,000	3,775,377
2.65%, 01/15/2032	3,325,000	2,733,286
Viatris, Inc., 3.85%, 06/22/2040	5,350,000	3,984,223
		67,115,387

Industrials - 2.9%
Allegion US Holding Co., Inc., 3.55%, 10/01/2027	3,336,000	3,172,523
Flowserve Corp.
3.50%, 10/01/2030	1,035,000	914,991
2.80%, 01/15/2032	7,673,000	6,344,167
HEICO Corp., 5.35%, 08/01/2033	5,300,000	5,429,397
Honeywell International, Inc., 4.50%, 01/15/2034	7,000,000	7,038,435
Ingersoll Rand, Inc., 5.70%, 08/14/2033	3,600,000	3,810,522
nVent Finance Sarl
2.75%, 11/15/2031	4,300,000	3,524,295
5.65%, 05/15/2033	4,350,000	4,423,381
Regal Rexnord Corp., 6.40%, 04/15/2033 (a)	3,000,000	3,129,252
Republic Services, Inc.
4.88%, 04/01/2029	2,500,000	2,548,436
5.00%, 12/15/2033	2,250,000	2,298,173
5.00%, 04/01/2034	4,500,000	4,611,211
Veralto Corp. (a)
5.35%, 09/18/2028	850,000	870,532
5.45%, 09/18/2033	2,400,000	2,487,550
Weir Group PLC, 2.20%, 05/13/2026 (a)	7,950,000	7,395,098
		57,997,963

Materials - 0.5% (a)
Anglo American Capital PLC, 2.63%, 09/10/2030	3,150,000	2,682,239
Berry Global, Inc., 4.88%, 07/15/2026	2,000,000	1,966,660
South32 Treasury Ltd., 4.35%, 04/14/2032	5,150,000	4,645,865
		9,294,764

Technology - 2.5%
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	1,450,000	1,533,587
Broadcom, Inc. (a)
3.14%, 11/15/2035	7,500,000	6,161,335
3.19%, 11/15/2036	1,474,000	1,195,276
4.93%, 05/15/2037	2,500,000	2,420,969
Concentrix Corp., 6.85%, 08/02/2033	4,800,000	4,940,394
Intel Corp., 5.70%, 02/10/2053	5,800,000	6,276,474
Jabil, Inc., 5.45%, 02/01/2029	5,950,000	6,083,704
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	2,500,000	2,276,969
3.15%, 10/15/2031	6,500,000	5,436,373
Marvell Technology, Inc., 5.95%, 09/15/2033	4,150,000	4,403,872
Oracle Corp., 3.95%, 03/25/2051	7,000,000	5,491,917
Skyworks Solutions, Inc., 3.00%, 06/01/2031	1,300,000	1,113,199
Texas Instruments, Inc., 5.05%, 05/18/2063	2,000,000	2,051,382
		49,385,451

Utilities - 7.9%
AES Corp., 5.45%, 06/01/2028	8,000,000	8,138,271
Ameren Corp., 5.00%, 01/15/2029	10,350,000	10,403,807
American Electric Power Co., Inc.
5.20%, 01/15/2029	2,850,000	2,890,311
5.63%, 03/01/2033	4,700,000	4,899,191
Appalachian Power Co., 4.50%, 08/01/2032	1,050,000	1,011,471
Arizona Public Service Co., 5.55%, 08/01/2033	4,100,000	4,239,894
Atmos Energy Corp., 5.90%, 11/15/2033	4,200,000	4,560,043
Boston Gas Co., 6.12%, 07/20/2053 (a)	2,600,000	2,718,673
Brooklyn Union Gas Co., 4.63%, 08/05/2027 (a)	3,725,000	3,635,783
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	7,000,000	7,183,957
Consolidated Edison Co. of New York, Inc., 5.90%, 11/15/2053	2,000,000	2,204,103
Dominion Energy, Inc., 4.35% to 04/15/2027 then 5 yr. CMT Rate + 3.20%, Perpetual	6,150,000	5,484,050
DPL, Inc., 4.35%, 04/15/2029	1,350,000	1,257,832
Duke Energy Corp., 6.10%, 09/15/2053	5,250,000	5,702,099
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	3,000,000	3,148,583
Duke Energy Progress LLC, 5.25%, 03/15/2033	5,600,000	5,776,444
Duke Energy Progress NC Storm Funding LLC, 2.39%, 07/01/2037	5,350,000	4,330,361
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	7,000,000	7,163,352
FirstEnergy Corp., 4.15%, 07/15/2027	3,500,000	3,368,503
Florida Power & Light Co., 4.63%, 05/15/2030	6,650,000	6,699,952
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,400,000	2,222,047
KeySpan Gas East Corp., 3.59%, 01/18/2052 (a)	2,850,000	1,984,969
National Grid PLC, 5.81%, 06/12/2033	3,950,000	4,154,128
Nevada Power Co., 5.90%, 05/01/2053	2,950,000	3,166,890
NextEra Energy Operating Partners LP, 4.25%, 07/15/2024 (a)	2,000,000	1,978,613
NSTAR Electric Co., 4.95%, 09/15/2052	2,300,000	2,247,705
Pacific Gas and Electric Co., 6.95%, 03/15/2034	2,000,000	2,199,434
PacifiCorp, 5.50%, 05/15/2054	4,650,000	4,573,085
PG&E Energy Recovery Funding LLC, 2.28%, 01/15/2036	2,400,000	1,870,129
Piedmont Natural Gas Co., Inc., 5.05%, 05/15/2052	1,750,000	1,631,236
Sempra
5.50%, 08/01/2033	5,900,000	6,120,067
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	5,000,000	4,315,844
Southern Co., 5.70%, 03/15/2034	3,150,000	3,315,339
Southern Co. Gas Capital Corp., 5.75%, 09/15/2033	4,900,000	5,147,890
Southwestern Electric Power Co.
5.30%, 04/01/2033	5,000,000	5,004,154
3.25%, 11/01/2051	1,600,000	1,081,459
Texas Electric Market Stabilization Funding N LLC, 4.27%, 08/01/2034 (a)	1,834,522	1,774,057
Virginia Electric and Power Co., 5.00%, 04/01/2033	2,650,000	2,682,352
Vistra Operations Co. LLC, 6.95%, 10/15/2033 (a)	4,400,000	4,635,932
		154,922,010
TOTAL CORPORATE BONDS (Cost $845,830,990)		825,485,658

U.S. TREASURY OBLIGATIONS - 22.7%	Par	Value
United States Treasury Note/Bond
2.50%, 03/31/2027	5,000,000	4,779,590
4.00%, 02/29/2028	7,000,000	7,024,199
4.38%, 11/30/2028	10,000,000	10,234,375
2.38%, 05/15/2029	17,000,000	15,760,195
1.75%, 11/15/2029	5,000,000	4,463,281
3.63%, 03/31/2030	12,000,000	11,816,719
0.63%, 05/15/2030	30,000,000	24,522,656
4.38%, 11/30/2030	14,000,000	14,399,219
1.13%, 02/15/2031	25,000,000	20,873,047
2.88%, 05/15/2032	17,000,000	15,759,199
2.75%, 08/15/2032	27,000,000	24,734,004
3.50%, 02/15/2033	20,000,000	19,403,125
3.38%, 05/15/2033	19,000,000	18,240,000
3.88%, 08/15/2033	34,000,000	33,968,125
4.50%, 11/15/2033	38,000,000	39,905,938
1.13%, 05/15/2040	14,500,000	9,352,500
1.75%, 08/15/2041	22,000,000	15,309,766
4.00%, 11/15/2042	11,500,000	11,179,707
3.00%, 11/15/2044	6,000,000	4,968,281
2.50%, 02/15/2046	3,500,000	2,627,871
2.50%, 05/15/2046	3,000,000	2,247,539
2.25%, 08/15/2046	7,550,000	5,370,970
2.75%, 11/15/2047	2,000,000	1,557,500
1.25%, 05/15/2050	9,000,000	4,852,617
1.38%, 08/15/2050	6,500,000	3,623,750
2.00%, 08/15/2051	30,000,000	19,600,781
1.88%, 11/15/2051	10,500,000	6,640,840
2.25%, 02/15/2052	16,500,000	11,442,363
2.88%, 05/15/2052	9,500,000	7,566,602
3.00%, 08/15/2052	14,000,000	11,452,656
3.63%, 02/15/2053	12,000,000	11,084,063
3.63%, 05/15/2053	16,000,000	14,796,250
4.13%, 08/15/2053	34,000,000	34,377,188
4.75%, 11/15/2053	4,000,000	4,486,562
TOTAL U.S. TREASURY OBLIGATIONS (Cost $469,290,502)		448,421,478

BANK LOANS - 11.0% (b)	Par	Value
Communications - 0.3%
SBA Senior Finance II LLC, Senior Secured First Lien, 7.20% (1 mo. SOFR US + 1.75%), 04/11/2025	6,928,880	6,948,038

Consumer Discretionary - 3.4%
Allied Universal Holdco LLC, Senior Secured First Lien, 9.20% (1 mo. SOFR US + 3.75%), 05/14/2028	4,290,607	4,279,494
ClubCorp Holdings, Inc., Senior Secured First Lien, 10.65% (3 mo. SOFR US + 5.00%), 09/18/2026	2,758,133	2,671,086
Flutter Financing BV, Senior Secured First Lien, 7.60% (1 mo. SOFR US + 2.25%), 11/25/2030	7,500,000	7,528,125
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 7.21% (1 mo. SOFR US + 2.00%), 11/08/2030	6,500,000	6,519,630
Hilton Grand Vacations Borrower LLC, Senior Secured First Lien, 8.21% (1 mo. SOFR US + 3.00%), 08/02/2028	7,431,452	7,445,386
Marriott Ownership Resorts, Inc., Senior Secured First Lien, 7.20% (1 mo. SOFR US + 1.75%), 09/01/2025	10,348,272	10,374,142
SeaWorld Parks & Entertainment, Inc., Senior Secured First Lien, 8.46% (1 mo. SOFR US + 3.00%), 08/25/2028	8,397,157	8,424,448
Spin Holdco, Inc., Senior Secured First Lien, 9.62% (3 mo. SOFR US + 4.00%), 03/06/2028	2,437,500	2,151,971
SRS Distribution, Inc., Senior Secured First Lien, 8.96% (1 mo. Term SOFR + 3.50%), 06/04/2028	1,825,000	1,830,329
United Airlines, Inc., Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 04/21/2028	8,510,822	8,553,376
Wand NewCo 3, Inc., Senior Secured First Lien, 8.21% (1 mo. Term SOFR + 2.75%), 02/05/2026	6,981,818	7,011,072
		66,789,059

Consumer Staples - 0.5%
Sunshine Luxembourg VII Sarl, Senior Secured First Lien, 8.99% (3 mo. SOFR US + 3.75%), 10/02/2026	9,073,046	9,132,203

Financials - 2.4%
AssuredPartners, Inc., Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 02/13/2027	8,567,369	8,597,397
Avolon TLB Borrower 1 US LLC, Senior Secured First Lien, 7.86% (1 mo. SOFR US + 2.50%), 06/22/2028	6,483,750	6,505,892
Deerfield Dakota Holding LLC, Senior Secured First Lien, 9.14% (3 mo. SOFR US + 3.75%), 04/09/2027	3,979,434	3,949,589
Delos Aircraft Leasing DAC, Senior Secured First Lien, 7.35% (1 mo. Term SOFR + 2.00%), 10/31/2027	6,000,000	6,031,500
GTCR W Merger Sub LLC, Senior Secured First Lien, 3.75% (1 mo. Term SOFR + 3.00%), 09/20/2030	6,500,000	6,536,563
HUB International Ltd., Senior Secured First Lien
9.66% (3 mo. SOFR US + 4.25%), 06/20/2030	7,213,795	7,253,867
9.66% (3 mo. SOFR US + 4.25%), 06/20/2030	18,080	18,180
NFP Corp., Senior Secured First Lien, 8.71% (1 mo. SOFR US + 3.25%), 02/13/2027	3,552,267	3,574,753
USI, Inc./NY, Senior Secured First Lien, 9.14% (3 mo. SOFR US + 3.75%), 11/22/2029	4,747,211	4,762,426
		47,230,167

Health Care - 0.3%
Heartland Dental LLC, Senior Secured First Lien, 10.33% (1 mo. SOFR US + 5.00%), 04/30/2028	1,277,049	1,276,653
Pathway Vet Alliance LLC, Senior Secured First Lien, 9.21% (1 mo. Term SOFR + 3.75%), 03/31/2027	4,351,522	3,847,703
		5,124,356

Industrials - 1.6%
Roper Industrial Products Investment Co., Senior Secured First Lien, 9.35% (1 mo. SOFR US + 4.00%), 11/22/2029	6,965,000	6,988,960
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 8.73% (6 mo. LIBOR US + 3.00%), 03/28/2025	6,963,061	6,962,364
TK Elevator US Newco, Inc., Senior Secured First Lien
9.38% (6 mo. SOFR US + 3.50%), 07/31/2027	3,890,840	3,904,458
9.38% (6 mo. SOFR US + 3.50%), 07/31/2027	1,096,660	1,100,498
TransDigm, Inc., Senior Secured First Lien, 8.64% (3 mo. SOFR US + 3.25%), 08/24/2028	12,844,319	12,918,881
		31,875,161

Materials - 0.3%
Proampac PG Borrower LLC, Senior Secured First Lien, 9.88% (3 mo. SOFR US + 4.50%), 09/15/2028	6,658,702	6,679,510

Retail - Consumer Discretionary - 0.2%
SRS Distribution, Inc., Senior Secured First Lien, 8.95% (3 mo. Term SOFR + 3.50%), 06/04/2028	3,675,000	3,680,751

Technology - 2.0%
Applied Systems, Inc., Senior Secured First Lien, 9.89% (3 mo. SOFR US + 4.50%), 09/19/2026	2,918,031	2,934,941
Central Parent, Inc., Senior Secured First Lien, 9.41% (3 mo. SOFR US + 4.00%), 07/06/2029	5,969,925	6,010,640
CoreLogic, Inc., Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 06/02/2028	4,154,375	4,053,985
Epicor Software Corp., Senior Secured First Lien, 8.71% (1 mo. SOFR US + 3.25%), 07/30/2027	4,974,293	4,997,846
Polaris Newco LLC, Senior Secured First Lien, 9.46% (1 mo. SOFR US + 4.00%), 06/05/2028	3,979,695	3,931,442
UKG, Inc., Senior Secured First Lien, 8.76% (3 mo. SOFR US + 3.25%), 05/03/2026	13,009,333	13,061,240
Verscend Holding Corp., Senior Secured First Lien, 9.46% (1 mo. SOFR US + 4.00%), 08/27/2025	4,465,649	4,486,102
		39,476,196
TOTAL BANK LOANS (Cost $216,307,254)		216,935,441

ASSET-BACKED SECURITIES - 9.5%	Par	Value
Ally Auto Receivables Trust
Series 2022-1, Class A3, 3.31%, 11/15/2026	1,308,099	1,286,198
Series 2023-1, Class A3, 5.46%, 05/15/2028	5,600,000	5,659,594
American Airlines Group, Inc.
Series 2012-2, 4.63%, 06/03/2025	1,448,698	1,413,414
Series 2015-2, 3.60%, 09/22/2027	3,288,002	3,035,237
Series 2016-2, 3.20%, 06/15/2028	4,322,196	3,945,355
Series A, 2.88%, 07/11/2034	3,028,406	2,517,362
Series B, 3.95%, 07/11/2030	1,183,000	1,041,098
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C, 0.89%, 10/19/2026	2,450,000	2,333,236
Series 2021-3, Class C, 1.41%, 08/18/2027	3,500,000	3,248,330
Series 2023-2, Class A2, 6.19%, 04/19/2027	3,250,000	3,255,003
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026 (a)	1,000,000	1,001,199
British Airways PLC (a)
Series 2013-1, 4.63%, 06/20/2024	476,869	472,746
Series 2019-1, 3.30%, 12/15/2032	5,312,679	4,666,779
Chase Card Funding LLC, Series 2023-A2, Class A, 5.08%, 09/15/2030	5,700,000	5,866,897
Delta Air Lines, Inc., Series 2015-1, 3.63%, 07/30/2027	1,124,420	1,068,902
Ford Credit Auto Owner Trust
Series 2020-1, Class A, 2.04%, 08/15/2031 (a)	2,000,000	1,922,464
Series 2020-B, Class B, 1.19%, 01/15/2026	1,350,000	1,335,616
Series 2020-B, Class C, 2.04%, 12/15/2026	1,000,000	990,672
Series 2021-2, Class A, 1.53%, 05/15/2034 (a)	1,050,000	956,167
Series 2022-1, Class A, 3.88%, 11/15/2034 (a)	3,250,000	3,158,183
Series 2022-A, Class A3, 1.29%, 06/15/2026	374,439	365,287
Series 2022-D, Class A3, 5.27%, 05/17/2027	2,000,000	2,003,111
Series 2023-2, Class A, 5.28%, 02/15/2036 (a)	6,000,000	6,141,331
Series 2023-A, Class A2A, 5.14%, 03/15/2026	1,891,034	1,886,695
Series 2023-B, Class A2A, 5.57%, 06/15/2026	6,300,000	6,299,717
Ford Motor Co., Series 2018-1, Class A, 3.19%, 07/15/2031 (a)	4,000,000	3,900,578
General Motors Financial Co., Inc.
Series 2020-2, Class C, 1.48%, 02/18/2026	855,568	839,526
Series 2020-3, Class B, 0.76%, 12/18/2025	1,170,540	1,160,132
GM Financial Consumer Automobile Receivables Trust
Series 2022-1, Class A3, 1.26%, 11/16/2026	1,389,365	1,348,457
Series 2022-4, Class A2A, 4.60%, 11/17/2025	121,446	121,027
Series 2023-2, Class A2A, 5.10%, 05/18/2026	1,059,496	1,056,796
GM Financial Revolving Receivables Trust (a)
Series 2023-1, Class A, 5.12%, 04/11/2035	4,100,000	4,142,050
Series 2023-2, Class A, 5.77%, 08/11/2036	3,650,000	3,776,731
Hilton Grand Vacations, Inc., Series 2022-1D, Class A, 3.61%, 06/20/2034 (a)	417,607	398,343
Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A3, 4.51%, 11/15/2027	5,000,000	4,952,630
MVW Owner Trust (a)
Series 2020-1A, Class A, 1.74%, 10/20/2037	218,328	203,433
Series 2023-1A, Class A, 4.93%, 10/20/2040	1,674,873	1,659,754
Navient Student Loan Trust (a)
Series 2019-EA, Class A2A, 2.64%, 05/15/2068	641,454	614,560
Series 2020-2A, Class A1A, 1.32%, 08/26/2069	2,645,653	2,329,697
Series 2020-A, Class A2A, 2.46%, 11/15/2068	586,610	550,130
Series 2020-BA, Class A2, 2.12%, 01/15/2069	3,597,747	3,293,079
Series 2020-CA, Class A2A, 2.15%, 11/15/2068	531,070	480,145
Series 2020-EA, Class A, 1.69%, 05/15/2069	3,431,416	3,075,324
Series 2020-FA, Class A, 1.22%, 07/15/2069	597,280	539,108
Series 2020-GA, Class A, 1.17%, 09/16/2069	465,920	417,181
Series 2020-HA, Class A, 1.31%, 01/15/2069	870,549	806,223
Series 2021-1A, Class A1A, 1.31%, 12/26/2069	1,384,403	1,157,653
Series 2021-A, Class A, 0.84%, 05/15/2069	563,442	496,238
Series 2021-BA, Class A, 0.94%, 07/15/2069	1,359,151	1,173,792
Series 2022-A, Class A, 2.23%, 07/15/2070	9,928,971	8,744,568
Series 2022-BA, Class A, 4.16%, 10/15/2070	10,304,620	9,851,277
Series 2023-A, Class A, 5.51%, 10/15/2071	8,377,792	8,313,887
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 05/14/2035 (a)	2,700,000	2,636,349
Santander Consumer USA Holdings, Inc.
Series 2022-4, Class B, 4.42%, 11/15/2027	2,800,000	2,758,400
Series 2023-3, Class A3, 5.61%, 10/15/2027	2,050,000	2,053,491
Series 2023-3, Class B, 5.61%, 07/17/2028	1,250,000	1,257,419
Santander Consumer USA, Inc., Series 2022-7, Class A2, 5.81%, 01/15/2026	464,632	464,530
SLM Student Loan Trust, Series 2004-3A, Class A6B, 6.15% (90 day avg SOFR US + 0.81%), 10/25/2064 (a)(c)	1,213,814	1,169,676
SMB Private Education Loan Trust (a)
Series 2016-A, Class A2A, 2.70%, 05/15/2031	256,745	253,452
Series 2016-B, Class A2A, 2.43%, 02/17/2032	579,846	567,227
Series 2016-C, Class A2A, 2.34%, 09/15/2034	444,770	435,180
Series 2017-A, Class A2A, 2.88%, 09/15/2034	1,652,806	1,597,177
Series 2017-B, Class A2A, 2.82%, 10/15/2035	1,178,028	1,129,053
Series 2018-A, Class A2A, 3.50%, 02/15/2036	1,768,374	1,715,058
Series 2018-B, Class A2A, 3.60%, 01/15/2037	491,482	477,178
Series 2018-C, Class A2A, 3.63%, 11/15/2035	690,023	669,736
Series 2020-A, Class A2A, 2.23%, 09/15/2037	3,483,754	3,214,566
Series 2020-B, Class A1A, 1.29%, 07/15/2053	1,503,175	1,356,717
Series 2021-A, Class APT2, 1.07%, 01/15/2053	2,865,382	2,486,546
Series 2021-A, Class A2A2, 6.21% (1 mo. Term SOFR + 0.84%), 01/15/2053 (c)	614,977	600,563
Series 2021-E, Class A1A, 1.68%, 02/15/2051	1,862,759	1,677,134
Series 2022-C, Class A1A, 4.48%, 05/16/2050	2,390,052	2,325,925
Series 2023-C, Class A1A, 5.67%, 11/15/2052	2,683,339	2,727,054
SMB Private Education Loan Trust 2019-A, Series 2019-A, Class A2A, 3.44%, 07/15/2036 (a)	1,017,142	980,223
SoFi Professional Loan Program LLC (a)
Series 2019-C, Class A2FX, 2.37%, 11/16/2048	773,442	720,862
Series 2020-A, Class A2FX, 2.54%, 05/15/2046	1,123,967	1,046,047
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 06/25/2036 (a)	4,550,000	4,574,065
Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3, 0.43%, 01/15/2026	1,703,625	1,659,853
United Airlines, Inc.
5.80%, 01/15/2036	5,550,000	5,624,813
Series 2019-1, 4.15%, 08/25/2031	908,698	844,066
Series A, 4.00%, 10/29/2024	1,759,789	1,736,427
Series A, 2.90%, 05/01/2028	1,158,757	1,017,157
Verizon Master Trust, Series 2023-3, Class A, 4.73%, 04/21/2031 (a)	6,900,000	6,913,903
TOTAL ASSET-BACKED SECURITIES (Cost $192,574,760)		187,962,759

COLLATERALIZED LOAN OBLIGATIONS - 5.1% (a)(c)	Par	Value
Aimco CDO
Series 2019-10A, Class AR, 6.73% (3 mo. Term SOFR + 1.32%), 07/22/2032	5,550,000	5,545,895
Series 2020-11A, Class AR, 6.79% (3 mo. Term SOFR + 1.39%), 10/17/2034	4,000,000	4,002,778
Buttermilk Park CLO, Series 2018-1A, Class A1, 6.76% (3 mo. Term SOFR + 1.36%), 10/15/2031	1,600,000	1,600,973
Carlyle Group, Inc., Series 2014-3RA, Class A2, 7.20% (3 mo. Term SOFR + 1.81%), 07/27/2031	2,000,000	1,997,282
Dryden Senior Loan Fund
Series 2017-49A, Class AR, 6.61% (3 mo. Term SOFR + 1.21%), 07/18/2030	1,351,922	1,353,382
Series 2017-53A, Class B, 7.06% (3 mo. Term SOFR + 1.66%), 01/15/2031	1,500,000	1,494,507
Series 2018-55A, Class C, 7.56% (3 mo. Term SOFR + 2.16%), 04/15/2031	1,000,000	989,292
Series 2018-58A, Class B, 7.16% (3 mo. Term SOFR + 1.76%), 07/17/2031	2,000,000	1,993,865
Series 2018-58A, Class C, 7.46% (3 mo. Term SOFR + 2.06%), 07/17/2031	2,000,000	1,976,291
Series 2018-64A, Class B, 7.06% (3 mo. Term SOFR + 1.66%), 04/18/2031	1,600,000	1,594,295
Flatiron CLO Ltd., Series 2019-1A, Class BR, 7.20% (3 mo. Term SOFR + 1.81%), 11/16/2034	1,000,000	995,617
Madison Park Funding Ltd., Series 2018-28A, Class B, 7.26% (3 mo. Term SOFR + 1.86%), 07/15/2030	2,600,000	2,603,407
Magnetite CLO Ltd.
Series 2014-8A, Class AR2, 6.64% (3 mo. Term SOFR + 1.24%), 04/15/2031	6,970,093	6,975,044
Series 2015-14RA, Class A1, 6.78% (3 mo. Term SOFR + 1.38%), 10/18/2031	3,400,000	3,400,861
Series 2016-18A, Class AR2, 6.52% (3 mo. Term SOFR + 1.14%), 11/15/2028	3,416,625	3,416,671
Series 2019-22A, Class AR, 6.72% (3 mo. Term SOFR + 1.32%), 04/15/2031	3,000,000	3,002,118
Series 2020-25A, Class A, 6.84% (3 mo. Term SOFR + 1.46%), 01/25/2032	1,480,000	1,481,935
Magnetite Xxix Ltd., Series 2021-29A, Class A, 6.65% (3 mo. Term SOFR + 1.25%), 01/15/2034	3,250,000	3,250,057
Neuberger Berman CLO Ltd.
Series 2014-18A, Class A2R2, 7.37% (3 mo. Term SOFR + 1.96%), 10/21/2030	1,000,000	999,401
Series 2017-25A, Class BR, 7.01% (3 mo. Term SOFR + 1.61%), 10/18/2029	1,500,000	1,497,792
OCP CLO Ltd.
Series 2017-13A, Class A1AR, 6.62% (3 mo. Term SOFR + 1.22%), 07/15/2030	5,338,873	5,337,709
Series 2019-16A, Class AR, 6.67% (3 mo. Term SOFR + 1.26%), 04/10/2033	5,000,000	4,993,493
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2, 6.78% (3 mo. Term SOFR + 1.36%), 07/20/2030	166,864	166,831
Series 2018-2A, Class A1A, 6.76% (3 mo. Term SOFR + 1.36%), 07/16/2031	2,314,711	2,318,253
Palmer Square Loan Funding Ltd.
Series 2021-1A, Class B, 7.48% (3 mo. Term SOFR + 2.06%), 04/20/2029	750,000	751,887
Series 2021-2A, Class A2, 6.88% (3 mo. Term SOFR + 1.51%), 05/20/2029	6,000,000	5,973,794
Series 2021-3A, Class A2, 7.08% (3 mo. Term SOFR + 1.66%), 07/20/2029	4,500,000	4,491,591
Series 2021-4A, Class A2, 7.06% (3 mo. Term SOFR + 1.66%), 10/15/2029	9,700,000	9,642,303
Stratus CLO Ltd.
Series 2021-1A, Class B, 7.08% (3 mo. Term SOFR + 1.66%), 12/29/2029	6,000,000	5,983,400
Series 2021-3A, Class A, 6.63% (3 mo. Term SOFR + 1.21%), 12/29/2029	8,744,344	8,734,090
TIAA CLO Ltd., Series 2018-1A, Class A2, 7.38% (3 mo. Term SOFR + 1.96%), 01/20/2032	2,750,000	2,736,267
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $101,105,907)		101,301,081

MORTGAGE-BACKED SECURITIES - 3.2%	Par	Value
Federal Home Loan Mortgage Corp.
Pool SB8224, 5.50%, 04/01/2038	3,105,447	3,151,021
Pool SB8229, 4.50%, 05/01/2038	8,033,550	7,992,106
Pool SB8231, 5.50%, 05/01/2038	5,021,825	5,095,523
Pool SD8288, 5.00%, 01/01/2053	3,541,323	3,506,154
Pool SD8324, 5.50%, 05/01/2053	5,669,272	5,694,406
Pool SD8331, 5.50%, 06/01/2053	3,789,789	3,806,590
Pool SD8344, 6.50%, 07/01/2053	3,526,182	3,614,716
Federal National Mortgage Association
Pool FS5749, 6.50%, 09/01/2053	15,497,574	15,886,681
Pool MA4992, 5.00%, 04/01/2038	5,170,068	5,201,302
Pool MA5029, 5.50%, 05/01/2038	1,800,204	1,826,623
Ginnie Mae II Pool, Pool MA8492, 6.00%, 12/20/2052	6,509,423	6,622,866
TOTAL MORTGAGE-BACKED SECURITIES (Cost $61,584,825)		62,397,988

TOTAL INVESTMENTS - 93.4% (Cost $1,886,694,238)		$1,842,504,405
Other Assets in Excess of Liabilities - 6.6%		129,197,729
TOTAL NET ASSETS - 100.0%		$1,971,702,134

Percentages are stated as a percent of net assets.

LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $361,478,721 or 18.3% of the Fund’s net assets.

(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2023.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2023.